EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
EXPLORATION AND EVALUATION ASSETS
Schedule of summary of the carrying costs of acquisition costs and exploration expenditures incurred to date for each exploration and evaluation asset

	Newfoundland
	Queensway(i)	Other(ii)	Ontario(iii)	Total
Year ended December 31, 2021	$	$	$	$
Exploration and evaluation assets
Balance as at December 31, 2020	685,930	13,100	300,204	999,234
Additions
Acquisition costs	7,444,306	—	—	7,444,306
Claim staking and license renewal costs	106,530	4,600	—	111,130
Disposal of exploration and evaluation assets	(585)	—	—	(585)
Impairment of exploration and evaluation assets	—	—	(28,604)	(28,604)
Balance as at December 31, 2021	8,236,181	17,700	271,600	8,525,481

Exploration and evaluation expenditures
Cumulative exploration expense – December 31, 2020	10,245,545	45,851	1,286,951	11,578,347
Assays	5,611,068	—	53,447	5,664,515
Drilling	19,102,621	—	277,748	19,380,369
Environmental studies	395,015	—	—	395,015
Geophysics	3,257,813	—	374,660	3,632,473
Imagery and mapping	104,665	—	—	104,665
Office and general	512,922	—	1,631	514,553
Property taxes, mining leases and rent	59,997	—	—	59,997
Petrography	—	—	7,996	7,996
Reclamation	335,783	—	732	336,515
Salaries and consulting	6,391,133	12,295	165,863	6,569,291
Supplies and equipment	3,893,748	923	62,338	3,957,009
Technical reports	854,541	—	22,479	877,020
Travel and accommodations	742,796	577	18,641	762,014
Trenching	9,860	—	77,715	87,575
Exploration cost recovery	(77,550)	—	—	(77,550)
	41,194,412	13,795	1,063,250	42,271,457
Cumulative exploration expense – December 31, 2021	51,439,957	59,646	2,350,201	53,849,804

3.	EXPLORATION AND EVALUATION ASSETS (continued)

	Newfoundland
	Queensway (i)	Other(ii)	Ontario(iii)	Total
Year ended December 31, 2020	$	$	$	$
Exploration and evaluation assets
Balance as at December 31, 2019	658,700	16,500	425,516	1,100,716
Additions
Acquisition costs	75,000	—	25,000	100,000
Claim staking and license renewal costs	37,230	2,100	3,600	42,930
Disposal of exploration and evaluation assets	(75,000)	(2,750)	—	(77,750)
Impairment of exploration and evaluation assets	(10,000)	(2,750)	(153,912)	(166,662)
Balance as at December 31, 2020	685,930	13,100	300,204	999,234

Exploration and evaluation expenditures
Cumulative exploration expense – December 31, 2019	2,633,775	—	837,133	3,470,908
Assays	848,000	963	209,159	1,058,122
Drilling	2,560,406	—	—	2,560,406
Geochemistry	—	—	5,330	5,330
Geophysics	838,235	—	—	838,235
Office and general	47,130	499	714	48,343
Property taxes, mining leases and rent	46,217	—	5,812	52,029
Reclamation	163,598	—	—	163,598
Salaries and consulting	1,801,863	37,870	115,985	1,955,718
Supplies and equipment	879,816	6,470	80,803	967,089
Travel and accommodations	225,550	49	150	225,749
Trenching	231,635	—	31,865	263,500
Exploration cost recovery	(30,680)	—	—	(30,680)
	7,611,770	45,851	449,818	8,107,439
Cumulative exploration expense – December 31, 2020	10,245,545	45,851	1,286,951	11,578,347
(i)Queensway Project – Gander, Newfoundland